Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Income and Share Data Used in the Basic and Diluted EPS Calculations

The following table reflects the income and share data used in the basic and diluted EPS calculations:

	Years ended December 31,
(in thousands)	2019	2018	2017
Loss attributable to ordinary equity holders of the parent for basic earnings	€(179,056)	€(48,019)	€(85,653)

Weighted average number of ordinary shares for basic EPS	211,499	190,710	166,764
Effects of dilution from share options	-	-	-
Weighted average number of ordinary shares adjusted for the effect of dilution	211,499	190,710	166,764